FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2024
Financial Instruments Financial Risks And Capital Risks Management
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

24 FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	2022	2023	2024
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Trade and other receivables	73,144	259,120	648,772
Cash and cash equivalents	1,579,718	8,995,067	4,970,367
	1,652,862	9,254,187	5,619,139

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	410,798	521,680	439,615
Lease liabilities	14,419	6,324	31,290
Borrowings	803,606	441,698	431,960
	1,228,823	969,702	902,865

Financial liabilities at FVTPL:
Convertible loans	3,401,237	-	-
Warrant liabilities	-	146,613	11,945
	3,401,237	146,613	11,945

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Company does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Company monitors and manages the financial risks relating to the operations of the Company to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group operates in Singapore and Malaysia. Entities in the Group regularly transact in currencies other than their respective functional currencies (“foreign currencies”).

Currency risk arises when transactions are denominated in foreign currencies other than the Group entities’ respective functional currencies.

In addition, the Group is exposed to currency translation risk on the net assets in foreign operations.

The Group’s significant currency exposure and sensitivity analysis have been disclosed as follows:

	Singapore dollar (“SGD”)	Ringgit Malaysia (“MYR”)	United States dollar (“USD”)
	S$	S$	S$
December 31, 2024
Financial assets
Cash and bank balances	179,238	978,007	3,813,122
Trade and other receivables	503,889	109,371	35,512
Intra-group receivables	-	-	-
Financial assets	683,127	1,087,378	3,848,634
Financial liabilities
Trade and other payables	(172,701)	(152,401)	(114,513)
Lease liabilities	-	(31,290)	-
Borrowings	-	(431,960)	-
Warrant liabilities	-	-	(11,945)
Intra-group payables	-	-	-
Financial liabilities	(172,701)	(615,651)	(126,458)
Net financial assets	510,426	471,727	3,722,176
Add: Net financial liabilities denominated respective entities’ functional currencies	(510,426)	(471,727)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	3,722,176

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

	SGD	MYR	USD
	S$	S$	S$
December 31, 2023
Financial assets
Cash and bank balances	432,663	186,204	8,376,200
Trade and other receivables	191,145	67,975	-
Intra-group receivables	-	-	-
Financial assets	623,808	254,179	8,376,200
Financial liabilities
Trade and other payables	(380,013)	(117,279)	(24,388)
Lease liabilities	-	(6,324)	-
Borrowings	-	(441,698)	-
Warrant liabilities	-	-	(146,613)
Intra-group payables	-	-	-
Financial liabilities	(380,013)	(565,301)	(171,001)
Net financial (liabilities)/assets	243,795	(311,122)	8,205,199
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	(243,795)	311,122	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	8,205,199

If the USD change against the SGD by 5% (2023: 5%) with all other variables including the tax rate being held constant, the effects arising from the net financial liabilities/assets that are exposed to currency risk will be as follows:

	Approximate increase/(decrease)
	2024	2023
	Loss after tax	Loss after tax
	S$	S$
USD against SGD
- strengthened	154,000	341,000
- weakened	(154,000)	(341,000)

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(iii)	Interest rate risk management

The Group is exposed to interest rate risk as the Group has bank loan amounting to S$431,960 (2023: S$441,698) which bear floating interest rates. The interest rates and terms of repayment of the loans are disclosed in the Note 10 to the financial statements. The Group currently does not have an interest rate hedging policy.

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s loss for the year would increase/decrease by approximately S$1,700 (2023: S$1,800).

(iv)	Credit risk management

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Company. The Group has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral.

The carrying amount of financial assets recorded in the financial statements represents the Group’s maximum exposure to credit risk.

The Group’s major classes of financial assets are cash and bank balances and receivables, including deposits but excluding prepayment and goods and services tax receivables. Cash and bank balances are placed with reputable financial institutions.

(i)	Cash and equivalents

The Group holds cash and cash equivalents with reputable licensed financial institutions with high credit-ratings and considered to have low credit risk. The cash balances are measures on 12-month expected credit loss basis and subject to immaterial credit loss.

(ii)	Trade and other receivables

Current

Receivables are provided mainly for short-term working capital requirements. Impairment on these balances has been measured on the 12-month expected credit loss basis. The Group concludes that the loss allowance appears to be clearly trivial.

Non-Current

For long-term receivables, the Group has applied the simplified approach in IFRS 9 and use provision matrix to measure the loss allowance at lifetime expected credit losses (“ECL”). In determining ECL on a collective basis, receivables are grouped based on similar credit risk and aging. The Group considers the historical credit loss experience based on the past due status of the receivables, historical receivables’ payment profile and adjusted as appropriate to reflect current conditions and estimates of future economic conditions affecting the ability of the receivables to settle the debts. The Group has identified the country risk in which it transacts to be the most relevant factor and the historical loss rates is adjusted accordingly based on the expected changes in these factors. Based on the management’s assessment, the allowance for ECL appears to be clearly trivial.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(v)	Liquidity risk management

Prudent liquidity risk management implies sufficient cash to finance the Group’s and the Company’s operations and development activities. The Group manages the liquidity risk by maintaining a level of cash and cash equivalents deemed adequate to finance the Group’s business operations and development activities. The Group’s objective is to maintain a balance between continuing of funding and flexibility through the use of borrowings.

Cash flow from operations and capital contributions from non-controlling shareholders have been utilized to finance the working capital requirements of the Group. As of December 31, 2024, the Group has negative cash flow from operating activities S$2,709,929 (U.S.$1,983,552). However, the Group’s working capital was positive S$5,394,081 (U.S.$3,948,237) as of December 31, 2024 and had S$4,970,367 (U.S.$3,638,096) in cash and cash equivalents, which is unrestricted as to withdrawal and use as of December 31, 2024. In view of these circumstances, the management of the Group has given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern.

The table below analyses non-derivative financial liabilities of the Group and the Company into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date.

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2024
Trade and other payables	439,615	-	-	-	439,615
Lease liabilities	9,494	9,494	15,032	-	34,020
Borrowings (excluding lease liabilities)	56,432	56,432	169,295	249,241	531,400

December 31, 2023
Trade and other payables	521,680	-	-	-	521,680
Lease liabilities	6,462	-	-	-	6,462
Borrowings (excluding lease liabilities)	53,261	53,261	159,782	288,495	554,799

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of the Company’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

The fair values of the Group’s borrowings (other than warrant liabilities which are disclosed in Notes 12 to the consolidated financial statements) are determined by using the discounted cash flows method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The Group’s non-performance risk as at December 31, 2023 and 2024 was assessed to be insignificant.

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	S$	S$	S$	S$
2024
Financial liabilities:
Warrant liabilities	-	11,945	-	11,945

2023
Financial liabilities:
Warrant liabilities	-	146,613	-	146,613

The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to consolidated financial statements.

(d)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and accumulated losses as disclosed in the notes to financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2023	2024
	S$	S$

Total borrowings (Notes 10-11)	448,022	463,250
Total equity	11,244,155	9,043,789

Debt-to-equity %	4%	5%

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

The Group is not subject to externally imposed capital requirements for the financial years ended December 31, 2023 and 2024.

The Group’s overall strategy remains unchanged from prior year.